Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Deposits (a)	19,287,912	18,937,745	2,694,307
Loan & interest receivable (b)	4,421,999	13,198,674	1,877,799
Rental receivables (c)	1,130,000	6,712,060	954,937
Advanced to suppliers (d)	13,824,412	6,277,408	893,098
Prepaid VAT and other taxes	3,961,477	5,369,810	763,973
Tax/expenses paid on behalf of clients	219,635	320,009	45,528
Other receivables (e)	377,511	2,006,200	285,426
	43,222,946	52,821,906	7,515,068
Allowance for credit losses related to prepaid expenses and other current assets	(9,307,172)	(4,640,349)	(660,191)
Total prepaid expenses and other receivables, net	33,915,774	48,181,557	6,854,877

(a)	The balance mainly represents the current refundable operational deposits for lease, chartered airline and cargo space reservation to vendors.
(b)

The balance mainly represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. (“Expecs”).

In May 2022, the Group entered into a term sheet with an intention to acquire Expecs, which is engaged in the inspection assistance services for China Customs and customs brokerage service. The Group prepaid RMB3.6 million for the planned acquisition during 2022. In July 2023, the Group and Expecs signed a loan agreement and the prepayment became a one-year short term loan. As of December 31, 2024, the Group assessed that this loan was not recoverable and fully provided for the outstanding balance.

In addition, the Group signed share purchase agreement in December 2023 and agreed to invest RMB4.5 million for 13.5% of the interest of Expecs before June 30, 2024. As of December 31, 2025, the Group has not made the investment payment, and has decided to terminate the share purchase agreement.

During 2025, the Group extended a series of loans to Expecs. Among them, RMB4,610,000 (US$655,873) were interest-free and are repayable on or before June 30, 2026. The remaining RMB3,500,000 (US$497,951) bear interest at an agreed annual rate equal to two times the Loan Prime Rate (“LPR”) and are repayable within one year from the respective lending dates.

On September 1, 2025, the Group entered into a letter of intent with Expecs in connection with a proposed asset acquisition and reached a preliminary agreement on the purchase consideration of approximately RMB26.8 million (US$3.8 million). Pursuant to the letter of intent, the purchase consideration will take into account the funds previously lent by the Group to Expecs. The Group has engaged an independent third-party valuation firm to perform a valuation of the target assets, and the valuation report has been formally issued on April 10, 2026. In addition, access to Expecs’ system is necessary for the Group to operate its newly launched integrated station and customs services in accordance with customs regulatory requirements. Based on the current status of negotiations and related arrangements, management believes that the proposed transaction is likely to be consummated. The definitive acquisition agreement is expected to be executed on or before June 30, 2026.

During the years ended December 31, 2023 and 2024, the Group determined that the loan to Expecs was not fully recoverable. Accordingly, the Group recorded provisions for credit losses of RMB3,845,273 and RMB576,726, respectively, representing the full outstanding balance of the loan, including accrued interest. In light of the subsequent progress in the proposed asset acquisition, as well as management’s reassessment of the recoverability of the outstanding balance, the Group reversed the previously recognized allowance for credit losses of RMB4,421,999 (US$629,126) during the year ended December 31, 2025.

(c)	The balance mainly represents rental receivables arising from the subleasing of three warehouses that the Company leases from a third party. The amount mainly relates to rental income for the period from July to December 2025. As of December 31, 2025, the Group decided to terminate the head leases and related subleases for two of the warehouses. As of the issuance of the consolidated financial statements, the Group has collected RMB2,049,020 (US$291,518), with an outstanding balance of RMB4,663,040 (US$663,419) remaining to be collected.

(d)

The balance mainly represents the advance payments made for international trading business, chartered airlines freight services.

In 2025, Hongkong Boyatong Supply Chain Management was reclassified as a related party due to its shareholding exceeding 5%. Please refer to Note 20 for further details.

(e)	The balance mainly represents the prepaid rent and miscellaneous expenses and some advances to employees for routine business or travel needs.

Schedule of Allowance of Credit Losses

The movement of allowance of credit losses is as follows:

	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB	US$
Beginning balance	8,973,447	9,307,172	1,324,148
Addition	592,178	5,000	711
Reversal	(258,453)	(4,661,999)	(663,271)
Write off	-	(9,824)	(1,397)
Ending balance	9,307,172	4,640,349	660,191